OPERATING SEGMENT INFORMATION - Intersegment Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reportable Segments [Member]
Operating Segment
Power supply (sale) for the generation segment	R$ 222,010	R$ 349,505	R$ 349,374
Generation segment interest income	63,628	173,163	877,512
Transmission segment interest income	212,976	361,959	373,220
Total	498,614	884,627	1,600,106
Administration
Operating Segment
Generation segment interest income	63,628	173,163	877,512
Transmission segment interest income	212,976	361,959	373,220
Total	276,604	535,122	1,250,732
Generation
Operating Segment
Power supply (sale) for the generation segment	222,010	349,505	349,374
Total	R$ 222,010	R$ 349,505	R$ 349,374